Information by Segment - Summary of Generation and Transmission, Distribution and Others by Reportable Segments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
ASSETS
TOTAL CURRENT ASSETS	$ 6,383,986,000	$ 4,545,421,000
Cash and cash equivalents	1,904,285,000	1,472,763,000
Other current financial assets	210,393,000	110,352,000
Other current non-financial assets	307,732,000	283,632,000
Trade and other current receivables	3,551,022,000	2,377,789,000
Current accounts receivable from related parties	14,337,000	7,403,000
Inventories	339,398,000	246,089,000
Current tax assets	50,994,000	47,393,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	21,012,370,000	15,623,570,000
Other non-current financial assets	2,796,475,000	1,752,267,000
Other non-current non-financial assets	1,140,708,000	560,426,000
Trade and other non-current receivables	906,508,000	616,793,000
Non-current accounts receivable from related parties	1,652,000	2,845,000
Investments accounted for using the equity method	2,596,000	2,747,000	$ 1,770,000
Intangible assets other than goodwill	5,827,289,000	3,682,479,000	1,810,158,000
Goodwill	1,205,570,000	713,175,000
Property, plant and equipment	8,686,827,000	8,092,467,000
Investment property	11,708,000
Deferred tax Assets	433,037,000	200,371,000
TOTAL ASSETS	27,396,356,000	20,168,991,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	9,650,756,000	4,934,336,000
Other current financial liabilities	1,648,099,000	689,768,000
Trade and other current payables	4,116,247,000	3,323,853,000
Current accounts payable to related parties	2,996,668,000	225,027,000
Other current provisions	422,863,000	269,966,000
Current tax liabilities	192,924,000	172,638,000
Other current non-financial liabilities	270,120,000	253,084,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	8,913,700,000	6,956,148,000
Other non-current financial liabilities	4,621,868,000	4,349,515,000
Trade and other non-current payables	933,056,000	978,569,000
Other long-term provisions	1,363,976,000	660,305,000
Deferred tax liabilities	546,070,000	455,311,000
Non-current provisions for employee benefits	1,343,507,000	388,931,000
Other non-current non-financial liabilities	105,223,000	123,517,000
Equity	8,831,900,000	8,278,507,000	7,879,739,000		$ 11,532,343,000
Equity attributable to shareholders of Enel Amricas	6,724,008,000	6,480,471,000
Issued capital	6,763,204,424	6,763,204,424
Retained earnings	4,841,687,000	3,583,831,000		$ 961,106,000
Other reserves	(4,880,883,000)	(3,866,564,000)	(3,764,697,000)		$ (8,004,579,000)
Non-controlling interests	2,107,892,000	1,798,036,000
TOTAL LIABILITIES AND EQUITY	27,396,356,000	20,168,991,000
Revenues and Other Operating Income	13,184,062,000	10,438,003,000	7,642,582,000
Revenues	12,119,134,000	9,489,266,000	7,007,908,000
Energy sales	10,929,523,000	8,559,077,000	6,350,968,000
Other sales	48,968,000	44,194,000	52,312,000
Other services rendered	1,140,643,000	885,995,000	604,628,000
Other operating income	1,064,928,000	948,737,000	634,674,000
Raw Materials and Consumables Used	(8,142,773,000)	(5,882,788,000)	(3,868,218,000)
Energy purchases	(5,737,604,000)	(3,940,466,000)	(2,442,519,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(1,055,431,000)	(634,118,000)	(394,097,000)
Other miscellaneous supplies and services	(1,122,895,000)	(1,078,896,000)	(669,446,000)
Contribution Margin	5,041,289,000	4,555,215,000	3,774,364,000
Other work performed by the entity and capitalized	177,997,000	173,186,000	99,449,000
Employee benefits expenses	(840,493,000)	(837,984,000)	(626,102,000)
Other expenses	(1,021,085,000)	(943,156,000)	(817,375,000)
GROSS OPERATING RESULT	3,357,708,000	2,947,261,000	2,430,336,000
Depreciation and amortization expense	(862,440,000)	(648,114,000)	(473,238,000)
Reversal of impairment loss (impairment losses) recognized	(60,748,000)	(79,748,000)	(157,078,000)
OPERATING INCOME	2,434,520,000	2,219,399,000	1,800,020,000
Total financial results	(332,663,000)	(582,406,000)	(438,798,000)
Total financial income	358,081,000	293,843,000	276,457,000
Cash and cash equivalents	133,180,000	123,139,000	150,320,000
Other financial income	224,901,000	170,704,000	126,137,000
Financial costs	(1,071,759,000)	(869,535,000)	(773,157,000)
Bank borrowings	(162,192,000)	(97,495,000)	(84,753,000)
Secured and unsecured obligations	(312,204,000)	(215,836,000)	(284,842,000)
Other	(597,363,000)	(556,204,000)	(403,562,000)
Gains (losses) from indexed assets and liabilities	270,380,000		(1,032,000)
Foreign currency exchange differences	110,635,000	(6,714,000)	58,934,000
Positive	556,125,000	192,639,000	258,017,000
Negative	(445,490,000)	(199,353,000)	(199,083,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,452,000	3,310,000	2,706,000
Total	681,000	5,345,000	12,141,000
Gain (loss) from other investments	51,000	185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	630,000	5,160,000	25,845,000
Income from continuing operations, before taxes	2,104,990,000	1,645,648,000	1,376,069,000
Income tax expenses, continuing operations	(437,932,000)	(519,134,000)	(531,461,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,667,058,000	1,126,514,000	844,608,000
Income after tax from discontinued operations			170,263,000
NET INCOME	1,667,058,000	1,126,514,000	1,014,871,000
Shareholders of Enel Americas	1,201,381,000	709,043,000	566,497,000
Non-controlling interests	465,677,000	417,471,000	448,374,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,844,565,000	1,870,049,000	2,532,186,000
Net cash flows from (used in) investing activities	(3,069,189,000)	(2,479,141,000)	(734,958,000)
Net cash flows from (used in) financing activities	1,867,066,000	(588,520,000)	(1,093,851,000)
Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	6,383,986,000	4,545,421,000
Cash and cash equivalents	1,904,285,000	1,472,763,000
Other current financial assets	210,393,000	110,352,000
Other current non-financial assets	307,732,000	283,632,000
Trade and other current receivables	3,551,022,000	2,377,789,000
Current accounts receivable from related parties	14,337,000	7,403,000
Inventories	339,398,000	246,089,000
Current tax assets	50,994,000	47,393,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	21,012,370,000	15,623,570,000
Other non-current financial assets	2,796,475,000	1,752,267,000
Other non-current non-financial assets	1,140,708,000	560,426,000
Trade and other non-current receivables	906,508,000	616,793,000
Non-current accounts receivable from related parties	1,652,000	2,845,000
Investments accounted for using the equity method	2,596,000	2,747,000
Intangible assets other than goodwill	5,827,289,000	3,682,479,000
Goodwill	1,205,570,000	713,175,000
Property, plant and equipment	8,686,827,000	8,092,467,000
Investment property	11,708,000
Deferred tax Assets	433,037,000	200,371,000
TOTAL ASSETS	27,396,356,000	20,168,991,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	9,650,756,000	4,934,336,000
Other current financial liabilities	1,648,099,000	689,768,000
Trade and other current payables	4,116,247,000	3,323,853,000
Current accounts payable to related parties	2,996,668,000	225,027,000
Other current provisions	422,863,000	269,966,000
Current tax liabilities	192,924,000	172,638,000
Other current non-financial liabilities	270,120,000	253,084,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	8,913,700,000	6,956,148,000
Other non-current financial liabilities	4,621,868,000	4,349,515,000
Trade and other non-current payables	933,056,000	978,569,000
Other long-term provisions	1,363,976,000	660,305,000
Deferred tax liabilities	546,070,000	455,311,000
Non-current provisions for employee benefits	1,343,507,000	388,931,000
Other non-current non-financial liabilities	105,223,000	123,517,000
Equity	8,831,900,000	8,278,507,000
Equity attributable to shareholders of Enel Amricas	8,831,900,000	8,278,507,000
Issued capital	6,763,204,000	6,763,204,000
Retained earnings	4,841,687,000	3,583,831,000
Other reserves	(2,772,991,000)	(4,880,883,000)
Non-controlling interests		2,107,892,000
TOTAL LIABILITIES AND EQUITY	27,396,356,000	20,168,991,000
Revenues and Other Operating Income	13,184,062,000	10,438,003,000	7,642,582,000
Revenues	12,119,134,000	9,489,266,000	7,007,908,000
Energy sales	10,929,523,000	8,559,077,000	6,350,968,000
Other sales	48,968,000	44,194,000	52,312,000
Other services rendered	1,140,643,000	885,995,000	604,628,000
Other operating income	1,064,928,000	948,737,000	634,674,000
Raw Materials and Consumables Used	(8,142,773,000)	(5,882,788,000)	(3,868,218,000)
Energy purchases	(5,737,604,000)	(3,940,466,000)	(2,442,519,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(1,055,431,000)	(634,118,000)	(394,097,000)
Other miscellaneous supplies and services	(1,122,895,000)	(1,078,896,000)	(669,446,000)
Contribution Margin	5,041,289,000	4,555,215,000	3,774,364,000
Other work performed by the entity and capitalized	177,997,000	173,186,000	99,449,000
Employee benefits expenses	(840,493,000)	(837,984,000)	(626,102,000)
Other expenses	(1,021,085,000)	(943,156,000)	(817,375,000)
GROSS OPERATING RESULT	3,357,708,000	2,947,261,000	2,430,336,000
Depreciation and amortization expense	(862,440,000)	(648,114,000)	(473,238,000)
Reversal of impairment loss (impairment losses) recognized	(60,748,000)	(79,748,000)	(157,078,000)
OPERATING INCOME	2,434,520,000	2,219,399,000	1,800,020,000
Total financial results	(332,663,000)	(582,406,000)	(438,798,000)
Total financial income	358,081,000	293,843,000	276,457,000
Cash and cash equivalents	133,180,000	123,139,000	150,320,000
Other financial income	224,901,000	170,704,000	126,137,000
Financial costs	(1,071,759,000)	(869,535,000)	(773,157,000)
Bank borrowings	(162,192,000)	(97,495,000)	(84,753,000)
Secured and unsecured obligations	(312,204,000)	(215,836,000)	(284,842,000)
Other	(597,363,000)	(556,204,000)	(403,562,000)
Gains (losses) from indexed assets and liabilities	270,380,000		(1,032,000)
Foreign currency exchange differences	110,635,000	(6,714,000)	58,934,000
Positive	556,125,000	192,639,000	258,017,000
Negative	(445,490,000)	(199,353,000)	(199,083,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,452,000	3,310,000	2,706,000
Total	681,000	5,345,000	12,141,000
Gain (loss) from other investments	51,000	185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	630,000	5,160,000	25,845,000
Income from continuing operations, before taxes	2,104,990,000	1,645,648,000	1,376,069,000
Income tax expenses, continuing operations	(437,932,000)	(519,134,000)	(531,461,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,667,058,000	1,126,514,000	844,608,000
Income after tax from discontinued operations			170,263,000
NET INCOME	1,667,058,000	1,126,514,000	1,014,871,000
Shareholders of Enel Americas	1,201,381,000	709,043,000	566,497,000
Non-controlling interests	465,677,000	417,471,000	448,374,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,844,565,000	1,870,049,000	2,532,186,000
Net cash flows from (used in) investing activities	(3,069,189,000)	(2,479,141,000)	(734,958,000)
Net cash flows from (used in) financing activities	1,867,066,000	(588,520,000)	(1,093,851,000)
Generation and Transmission
ASSETS
TOTAL CURRENT ASSETS	1,637,118,000	1,428,414,000
Cash and cash equivalents	741,159,000	598,586,000
Other current financial assets	133,524,000	74,249,000
Other current non-financial assets	45,867,000	48,898,000
Trade and other current receivables	505,920,000	482,522,000
Current accounts receivable from related parties	141,223,000	167,243,000
Inventories	55,723,000	51,928,000
Current tax assets	13,702,000	4,988,000
TOTAL NON-CURRENT ASSETS	5,782,238,000	5,657,523,000
Other non-current financial assets	366,602,000	421,888,000
Other non-current non-financial assets	21,552,000	32,300,000
Trade and other non-current receivables	408,367,000	395,692,000
Non-current accounts receivable from related parties	3,664,000	2,641,000
Investments accounted for using the equity method	379,400,000	143,732,000
Intangible assets other than goodwill	52,076,000	47,866,000
Goodwill	10,729,000	7,443,000
Property, plant and equipment	4,513,951,000	4,574,513,000
Deferred tax Assets	25,897,000	31,449,000
TOTAL ASSETS	7,419,356,000	7,085,937,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,682,438,000	1,213,127,000
Other current financial liabilities	557,288,000	208,407,000
Trade and other current payables	748,149,000	665,982,000
Current accounts payable to related parties	112,196,000	76,532,000
Other current provisions	74,524,000	89,943,000
Current tax liabilities	150,391,000	129,088,000
Other current non-financial liabilities	39,890,000	43,175,000
TOTAL NON-CURRENT LIABILITIES	1,671,572,000	2,331,607,000
Other non-current financial liabilities	1,117,237,000	1,737,988,000
Trade and other non-current payables	44,893,000	84,846,000
Non-current accounts payable to related companies	5,253,000	43,963,000
Other long-term provisions	61,377,000	62,474,000
Deferred tax liabilities	317,075,000	258,472,000
Non-current provisions for employee benefits	32,073,000	36,427,000
Other non-current non-financial liabilities	93,664,000	107,437,000
Equity	4,065,346,000	3,541,204,000
Equity attributable to shareholders of Enel Amricas	4,065,346,000	3,541,204,000
Issued capital	1,501,469,000	705,205,000
Retained earnings	1,384,478,000	1,190,570,000
Share premium	39,202,000	38,013,000
Other reserves	1,140,197,000	1,607,416,000
TOTAL LIABILITIES AND EQUITY	7,419,356,000	7,085,938,000
Revenues and Other Operating Income	3,230,791,000	3,019,687,000	2,710,117,000
Revenues	3,156,268,000	2,926,508,000	2,587,360,000
Energy sales	2,815,079,000	2,635,813,000	2,349,739,000
Other sales	44,810,000	40,489,000	39,946,000
Other services rendered	296,379,000	250,206,000	197,675,000
Other operating income	74,523,000	93,179,000	122,757,000
Raw Materials and Consumables Used	(1,474,928,000)	(1,259,326,000)	(1,137,371,000)
Energy purchases	(841,160,000)	(651,208,000)	(456,008,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(298,238,000)	(256,279,000)	(205,494,000)
Other miscellaneous supplies and services	(108,687,000)	(122,531,000)	(113,713,000)
Contribution Margin	1,755,863,000	1,760,361,000	1,572,746,000
Other work performed by the entity and capitalized	9,467,000	8,852,000	16,140,000
Employee benefits expenses	(122,858,000)	(148,095,000)	(134,919,000)
Other expenses	(140,031,000)	(155,034,000)	(160,338,000)
Depreciation and amortization expense	(295,719,000)	(238,355,000)	(208,073,000)
Reversal of impairment loss (impairment losses) recognized	61,989,000	(11,234,000)	(34,171,000)
OPERATING INCOME	1,268,711,000	1,216,495,000	1,051,385,000
Total financial results	70,220,000	(94,751,000)	(148,574,000)
Total financial income	116,829,000	79,906,000	66,787,000
Cash and cash equivalents	84,253,000	63,188,000	56,649,000
Other financial income	32,576,000	16,718,000	10,138,000
Financial costs	(194,368,000)	(204,080,000)	(249,348,000)
Bank borrowings	(18,221,000)	(13,912,000)	(24,236,000)
Secured and unsecured obligations	(98,979,000)	(108,597,000)	(139,650,000)
Other	(85,983,000)	(81,571,000)	(85,462,000)
Gains (losses) from indexed assets and liabilities	8,815,000
Foreign currency exchange differences	147,759,000	29,423,000	33,987,000
Positive	385,805,000	94,049,000	128,292,000
Negative	(238,046,000)	(64,626,000)	(94,305,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,171,000	1,705,000	1,788,000
Total	135,000	2,813,000	28,347,000
Gain (loss) from other investments	51,000	113,000
Gain (loss) from the sale of property, plants and equipment	84,000	2,700,000	28,347,000
Income from continuing operations, before taxes	1,341,237,000	1,126,262,000	932,946,000
Income tax expenses, continuing operations	(449,235,000)	(359,599,000)	(368,682,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	892,002,000	766,663,000	564,264,000
NET INCOME	892,002,000	766,663,000	564,264,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,197,918,000	1,095,110,000	1,303,328,000
Net cash flows from (used in) investing activities	(103,167,000)	(886,371,000)	(197,018,000)
Net cash flows from (used in) financing activities	(865,538,000)	(329,243,000)	(798,301,000)
Distribution
ASSETS
TOTAL CURRENT ASSETS	4,219,859,000	2,927,495,000
Cash and cash equivalents	599,445,000	576,614,000
Other current financial assets	42,367,000	26,175,000
Other current non-financial assets	221,676,000	222,545,000
Trade and other current receivables	3,037,418,000	1,888,620,000
Current accounts receivable from related parties	16,585,000	9,542,000
Inventories	283,369,000	193,708,000
Current tax assets	13,174,000	10,291,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	15,020,507,000	9,505,117,000
Other non-current financial assets	2,429,718,000	1,325,481,000
Other non-current non-financial assets	1,114,885,000	525,081,000
Trade and other non-current receivables	498,083,000	220,946,000
Non-current accounts receivable from related parties	108,000	255,000
Investments accounted for using the equity method	372,000	24,000
Intangible assets other than goodwill	5,761,420,000	3,624,793,000
Goodwill	662,218,000	129,200,000
Property, plant and equipment	4,167,112,000	3,511,532,000
Investment property	11,708,000
Deferred tax Assets	374,883,000	167,805,000
TOTAL ASSETS	19,240,366,000	12,432,612,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,064,636,000	3,809,016,000
Other current financial liabilities	701,883,000	469,228,000
Trade and other current payables	3,175,386,000	2,536,006,000
Current accounts payable to related parties	586,817,000	380,820,000
Other current provisions	347,174,000	178,785,000
Current tax liabilities	42,357,000	43,312,000
Other current non-financial liabilities	207,184,000	200,865,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	6,625,127,000	4,074,776,000
Other non-current financial liabilities	2,903,618,000	1,995,344,000
Trade and other non-current payables	877,703,000	882,795,000
Non-current accounts payable to related companies		54,016,000
Other long-term provisions	1,302,189,000	597,548,000
Deferred tax liabilities	221,237,000	179,957,000
Non-current provisions for employee benefits	1,308,821,000	349,671,000
Other non-current non-financial liabilities	11,559,000	15,445,000
Equity	7,550,603,000	4,548,820,000
Equity attributable to shareholders of Enel Amricas	7,550,603,000	4,548,820,000
Issued capital	3,599,197,000	2,395,815,000
Retained earnings	(507,273,000)	(1,003,058,000)
Share premium	58,677,000	63,832,000
Treasury shares	(12,704,000)
Other reserves	4,412,706,000	3,092,231,000
TOTAL LIABILITIES AND EQUITY	19,240,366,000	12,432,612,000
Revenues and Other Operating Income	10,739,115,000	8,253,117,000	5,704,533,000
Revenues	9,748,895,000	7,394,378,000	5,191,964,000
Energy sales	8,806,468,000	6,663,893,000	4,708,800,000
Other sales	4,158,000	3,705,000	3,279,000
Other services rendered	938,269,000	726,780,000	479,885,000
Other operating income	990,220,000	858,739,000	512,569,000
Raw Materials and Consumables Used	(7,456,629,000)	(5,456,305,000)	(3,510,011,000)
Energy purchases	(5,637,926,000)	(4,081,867,000)	(2,691,685,000)
Transportation costs	(811,849,000)	(427,099,000)	(228,321,000)
Other miscellaneous supplies and services	(1,006,854,000)	(947,339,000)	(590,005,000)
Contribution Margin	3,282,486,000	2,796,812,000	2,194,522,000
Other work performed by the entity and capitalized	168,530,000	164,334,000	83,202,000
Employee benefits expenses	(694,262,000)	(663,005,000)	(460,414,000)
Other expenses	(816,247,000)	(740,660,000)	(566,978,000)
Depreciation and amortization expense	(567,471,000)	(410,224,000)	(265,551,000)
Reversal of impairment loss (impairment losses) recognized	(121,938,000)	(68,158,000)	(116,328,000)
OPERATING INCOME	1,251,098,000	1,079,099,000	868,453,000
Total financial results	(216,603,000)	(507,181,000)	(387,234,000)
Total financial income	223,121,000	187,234,000	156,186,000
Cash and cash equivalents	27,301,000	31,585,000	40,476,000
Other financial income	195,820,000	155,649,000	115,710,000
Financial costs	(690,462,000)	(686,078,000)	(548,544,000)
Bank borrowings	(101,105,000)	(83,583,000)	(58,090,000)
Secured and unsecured obligations	(135,140,000)	(81,263,000)	(99,776,000)
Other	(454,217,000)	(521,232,000)	(390,678,000)
Gains (losses) from indexed assets and liabilities	260,137,000
Foreign currency exchange differences	(9,399,000)	(8,337,000)	5,124,000
Positive	171,169,000	25,537,000	41,483,000
Negative	(180,568,000)	(33,874,000)	(36,359,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(160,000)		1,443,000
Total	546,000	2,532,000	(16,215,000)
Gain (loss) from other investments		72,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	546,000	2,460,000	(2,511,000)
Income from continuing operations, before taxes	1,034,881,000	574,450,000	466,447,000
Income tax expenses, continuing operations	(24,007,000)	(130,254,000)	(190,768,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,010,874,000	444,196,000	275,679,000
NET INCOME	1,010,874,000	444,196,000	275,679,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	771,791,000	784,223,000	1,372,654,000
Net cash flows from (used in) investing activities	(1,022,549,000)	(1,122,436,000)	(800,639,000)
Net cash flows from (used in) financing activities	367,923,000	361,865,000	(296,701,000)
Operating Segments | Generation and Transmission | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	1,637,118,000	1,428,414,000
Cash and cash equivalents	741,159,000	598,586,000
Other current financial assets	133,524,000	74,249,000
Other current non-financial assets	45,867,000	48,898,000
Trade and other current receivables	505,920,000	482,522,000
Current accounts receivable from related parties	141,223,000	167,243,000
Inventories	55,723,000	51,928,000
Current tax assets	13,702,000	4,988,000
TOTAL NON-CURRENT ASSETS	5,782,238,000	5,657,524,000
Other non-current financial assets	366,602,000	421,888,000
Other non-current non-financial assets	21,552,000	32,300,000
Trade and other non-current receivables	408,367,000	395,692,000
Non-current accounts receivable from related parties	3,664,000	2,641,000
Investments accounted for using the equity method	379,400,000	143,732,000
Intangible assets other than goodwill	52,076,000	47,866,000
Goodwill	10,729,000	7,443,000
Property, plant and equipment	4,513,951,000	4,574,513,000
Deferred tax Assets	25,897,000	31,449,000
TOTAL ASSETS	7,419,356,000	7,085,938,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,682,438,000	1,213,127,000
Other current financial liabilities	557,288,000	208,407,000
Trade and other current payables	748,149,000	665,982,000
Current accounts payable to related parties	112,196,000	76,532,000
Other current provisions	74,524,000	89,943,000
Current tax liabilities	150,391,000	129,088,000
Other current non-financial liabilities	39,890,000	43,175,000
TOTAL NON-CURRENT LIABILITIES	1,671,572,000	2,331,607,000
Other non-current financial liabilities	1,117,237,000	1,737,988,000
Trade and other non-current payables	44,893,000	84,846,000
Non-current accounts payable to related companies	5,253,000	43,963,000
Other long-term provisions	61,377,000	62,474,000
Deferred tax liabilities	317,075,000	258,472,000
Non-current provisions for employee benefits	32,073,000	36,427,000
Other non-current non-financial liabilities	93,664,000	107,437,000
Equity	4,065,346,000	3,541,204,000
Equity attributable to shareholders of Enel Amricas	4,065,346,000	3,541,204,000
Issued capital	1,501,469,000	705,205,000
Retained earnings	1,384,478,000	1,190,570,000
Share premium	39,202,000	38,013,000
Other reserves	1,140,197,000	1,607,416,000
TOTAL LIABILITIES AND EQUITY	7,419,356,000	7,085,938,000
Revenues and Other Operating Income	3,230,791,000	3,019,687,000	2,710,117,000
Revenues	3,156,268,000	2,926,508,000	2,587,360,000
Energy sales	2,815,079,000	2,635,813,000	2,349,739,000
Other sales	44,810,000	40,489,000	39,946,000
Other services rendered	296,379,000	250,206,000	197,675,000
Other operating income	74,523,000	93,179,000	122,757,000
Raw Materials and Consumables Used	(1,474,928,000)	(1,259,326,000)	(1,137,371,000)
Energy purchases	(841,160,000)	(651,208,000)	(456,008,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(298,238,000)	(256,279,000)	(205,494,000)
Other miscellaneous supplies and services	(108,687,000)	(122,531,000)	(113,713,000)
Contribution Margin	1,755,863,000	1,760,361,000	1,572,746,000
Other work performed by the entity and capitalized	9,467,000	8,852,000	16,140,000
Employee benefits expenses	(122,858,000)	(148,095,000)	(134,919,000)
Other expenses	(140,031,000)	(155,034,000)	(160,338,000)
GROSS OPERATING RESULT	1,502,441,000	1,466,084,000	1,293,629,000
Depreciation and amortization expense	(295,719,000)	(238,355,000)	(208,073,000)
Reversal of impairment loss (impairment losses) recognized	61,989,000	(11,234,000)	(34,171,000)
OPERATING INCOME	1,268,711,000	1,216,495,000	1,051,385,000
Total financial results	61,405,000	(94,751,000)	(148,574,000)
Total financial income	116,829,000	79,906,000	66,787,000
Cash and cash equivalents	84,253,000	63,188,000	56,649,000
Other financial income	32,576,000	16,718,000	10,138,000
Financial costs	(203,183,000)	(204,080,000)	(249,348,000)
Bank borrowings	(18,221,000)	(13,912,000)	(24,236,000)
Secured and unsecured obligations	(98,979,000)	(108,597,000)	(139,650,000)
Other	(85,983,000)	(81,571,000)	(85,462,000)
Gains (losses) from indexed assets and liabilities	8,815,000
Foreign currency exchange differences	147,759,000	29,423,000	33,987,000
Positive	385,805,000	94,049,000	128,292,000
Negative	(238,046,000)	(64,626,000)	(94,305,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,171,000	1,705,000	1,788,000
Total	135,000	2,813,000	28,347,000
Gain (loss) from other investments	51,000	113,000
Gain (loss) from the sale of property, plants and equipment	84,000	2,700,000	28,347,000
Income from continuing operations, before taxes	1,332,422,000	1,126,262,000	932,946,000
Income tax expenses, continuing operations	(449,235,000)	(359,599,000)	(368,682,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	883,187,000	766,663,000	564,264,000
NET INCOME	883,187,000	766,663,000	564,264,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,197,918,000	1,095,110,000	1,303,328,000
Net cash flows from (used in) investing activities	(103,167,000)	(886,371,000)	(197,018,000)
Net cash flows from (used in) financing activities	(865,538,000)	(329,243,000)	(798,301,000)
Operating Segments | Distribution | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	4,219,859,000	2,927,495,000
Cash and cash equivalents	599,445,000	576,614,000
Other current financial assets	42,367,000	26,175,000
Other current non-financial assets	221,676,000	222,545,000
Trade and other current receivables	3,037,418,000	1,888,620,000
Current accounts receivable from related parties	16,585,000	9,542,000
Inventories	283,369,000	193,708,000
Current tax assets	13,174,000	10,291,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	15,020,507,000	9,505,117,000
Other non-current financial assets	2,429,718,000	1,325,481,000
Other non-current non-financial assets	1,114,885,000	525,081,000
Trade and other non-current receivables	498,083,000	220,946,000
Non-current accounts receivable from related parties	108,000	255,000
Investments accounted for using the equity method	372,000	24,000
Intangible assets other than goodwill	5,761,420,000	3,624,793,000
Goodwill	662,218,000	129,200,000
Property, plant and equipment	4,167,112,000	3,511,532,000
Investment property	11,708,000
Deferred tax Assets	374,883,000	167,805,000
TOTAL ASSETS	19,240,366,000	12,432,612,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,064,636,000	3,809,016,000
Other current financial liabilities	701,883,000	469,228,000
Trade and other current payables	3,175,386,000	2,536,006,000
Current accounts payable to related parties	586,817,000	380,820,000
Other current provisions	347,174,000	178,785,000
Current tax liabilities	42,357,000	43,312,000
Other current non-financial liabilities	207,184,000	200,865,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	6,625,127,000	4,074,776,000
Other non-current financial liabilities	2,903,618,000	1,995,344,000
Trade and other non-current payables	877,703,000	882,795,000
Non-current accounts payable to related companies		54,016,000
Other long-term provisions	1,302,189,000	597,548,000
Deferred tax liabilities	221,237,000	179,957,000
Non-current provisions for employee benefits	1,308,821,000	349,671,000
Other non-current non-financial liabilities	11,559,000	15,445,000
Equity	7,550,603,000	4,548,820,000
Equity attributable to shareholders of Enel Amricas	7,550,603,000	4,548,820,000
Issued capital	3,599,197,000	2,395,815,000
Retained earnings	(507,273,000)	(1,003,058,000)
Share premium	58,677,000	63,832,000
Treasury shares	(12,704,000)
Other reserves	4,412,706,000	3,092,231,000
TOTAL LIABILITIES AND EQUITY	19,240,366,000	12,432,612,000
Revenues and Other Operating Income	10,739,115,000	8,253,117,000	5,660,982,000
Revenues	9,748,895,000	7,394,378,000	5,148,413,000
Energy sales	8,806,468,000	6,663,893,000	4,665,249,000
Other sales	4,158,000	3,705,000	3,279,000
Other services rendered	938,269,000	726,780,000	479,885,000
Other operating income	990,220,000	858,739,000	512,569,000
Raw Materials and Consumables Used	(7,456,629,000)	(5,456,305,000)	(3,466,460,000)
Energy purchases	(5,637,926,000)	(4,081,867,000)	(2,691,685,000)
Transportation costs	(811,849,000)	(427,099,000)	(228,321,000)
Other miscellaneous supplies and services	(1,006,854,000)	(947,339,000)	(546,454,000)
Contribution Margin	3,282,486,000	2,796,812,000	2,194,522,000
Other work performed by the entity and capitalized	168,530,000	164,334,000	83,202,000
Employee benefits expenses	(694,262,000)	(663,005,000)	(460,414,000)
Other expenses	(816,247,000)	(740,660,000)	(566,978,000)
GROSS OPERATING RESULT	1,940,507,000	1,557,481,000	1,250,332,000
Depreciation and amortization expense	(567,471,000)	(410,224,000)	(265,551,000)
Reversal of impairment loss (impairment losses) recognized	(121,938,000)	(68,158,000)	(116,328,000)
OPERATING INCOME	1,251,098,000	1,079,099,000	868,453,000
Total financial results	(476,740,000)	(507,181,000)	(387,234,000)
Total financial income	223,121,000	187,234,000	156,186,000
Cash and cash equivalents	27,301,000	31,585,000	40,476,000
Other financial income	195,820,000	155,649,000	115,710,000
Financial costs	(690,462,000)	(686,078,000)	(548,544,000)
Bank borrowings	(101,105,000)	(83,583,000)	(58,090,000)
Secured and unsecured obligations	(135,140,000)	(81,263,000)	(99,776,000)
Other	(454,217,000)	(521,232,000)	(390,678,000)
Gains (losses) from indexed assets and liabilities	260,137,000
Foreign currency exchange differences	(9,399,000)	(8,337,000)	5,124,000
Positive	171,169,000	25,537,000	41,483,000
Negative	(180,568,000)	(33,874,000)	(36,359,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(160,000)		1,443,000
Total	546,000	2,532,000	(16,215,000)
Gain (loss) from other investments		72,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	546,000	2,460,000	(2,511,000)
Income from continuing operations, before taxes	774,744,000	574,450,000	466,447,000
Income tax expenses, continuing operations	(24,007,000)	(130,254,000)	(190,768,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	750,737,000	444,196,000	275,679,000
NET INCOME	750,737,000	444,196,000	275,679,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	771,791,000	784,223,000	1,372,654,000
Net cash flows from (used in) investing activities	(1,022,549,000)	(1,122,436,000)	(800,639,000)
Net cash flows from (used in) financing activities	367,923,000	361,865,000	(296,701,000)
Holdings, Eliminations and Others | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	527,009,000	189,512,000
Cash and cash equivalents	563,681,000	297,563,000
Other current financial assets	34,502,000	9,928,000
Other current non-financial assets	40,189,000	12,189,000
Trade and other current receivables	7,684,000	6,647,000
Current accounts receivable from related parties	(143,471,000)	(169,382,000)
Inventories	306,000	453,000
Current tax assets	24,118,000	32,114,000
TOTAL NON-CURRENT ASSETS	209,625,000	460,929,000
Other non-current financial assets	155,000	4,898,000
Other non-current non-financial assets	4,271,000	3,045,000
Trade and other non-current receivables	58,000	155,000
Non-current accounts receivable from related parties	(2,120,000)	(51,000)
Investments accounted for using the equity method	(377,176,000)	(141,009,000)
Intangible assets other than goodwill	13,793,000	9,820,000
Goodwill	532,623,000	576,532,000
Property, plant and equipment	5,764,000	6,422,000
Deferred tax Assets	32,257,000	1,117,000
TOTAL ASSETS	736,634,000	650,441,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	2,903,682,000	(87,807,000)
Other current financial liabilities	388,928,000	12,133,000
Trade and other current payables	192,712,000	121,865,000
Current accounts payable to related parties	2,297,655,000	(232,325,000)
Other current provisions	1,165,000	1,238,000
Current tax liabilities	176,000	238,000
Other current non-financial liabilities	23,046,000	9,044,000
TOTAL NON-CURRENT LIABILITIES	617,001,000	549,765,000
Other non-current financial liabilities	601,013,000	616,183,000
Trade and other non-current payables	10,460,000	10,928,000
Non-current accounts payable to related companies	(5,253,000)	(97,979,000)
Other long-term provisions	410,000	283,000
Deferred tax liabilities	7,758,000	16,882,000
Non-current provisions for employee benefits	2,613,000	2,833,000
Other non-current non-financial liabilities		635,000
Equity	(2,784,049,000)	188,483,000
Equity attributable to shareholders of Enel Amricas	(2,784,049,000)	188,483,000
Issued capital	1,662,538,000	3,662,184,000
Retained earnings	3,964,482,000	3,396,319,000
Share premium	(97,879,000)	(101,845,000)
Treasury shares	12,704,000
Other reserves	(8,325,894,000)	(6,768,175,000)
TOTAL LIABILITIES AND EQUITY	736,634,000	650,441,000
Revenues and Other Operating Income	(785,844,000)	(834,801,000)	(728,517,000)
Revenues	(786,029,000)	(831,620,000)	(727,865,000)
Energy sales	(692,024,000)	(740,629,000)	(664,020,000)
Other sales			9,087,000
Other services rendered	(94,005,000)	(90,991,000)	(72,932,000)
Other operating income	185,000	(3,181,000)	(652,000)
Raw Materials and Consumables Used	788,784,000	832,843,000	735,613,000
Energy purchases	741,482,000	792,609,000	705,174,000
Transportation costs	54,656,000	49,260,000	39,718,000
Other miscellaneous supplies and services	(7,354,000)	(9,026,000)	(9,279,000)
Contribution Margin	2,940,000	(1,958,000)	7,096,000
Other work performed by the entity and capitalized			107,000
Employee benefits expenses	(23,373,000)	(26,884,000)	(30,769,000)
Other expenses	(64,807,000)	(47,462,000)	(90,059,000)
GROSS OPERATING RESULT	(85,240,000)	(76,304,000)	(113,625,000)
Depreciation and amortization expense	750,000	465,000	386,000
Reversal of impairment loss (impairment losses) recognized	(799,000)	(356,000)	(6,579,000)
OPERATING INCOME	(85,289,000)	(76,195,000)	(119,818,000)
Total financial results	(187,708,000)	19,526,000	98,042,000
Total financial income	18,131,000	26,703,000	53,484,000
Cash and cash equivalents	21,626,000	28,366,000	53,195,000
Other financial income	(3,495,000)	(1,663,000)	289,000
Financial costs	(178,114,000)	20,623,000	24,735,000
Bank borrowings	(42,866,000)		(2,427,000)
Secured and unsecured obligations	(78,085,000)	(25,976,000)	(45,416,000)
Other	(57,163,000)	46,599,000	72,578,000
Gains (losses) from indexed assets and liabilities	1,428,000		(1,032,000)
Foreign currency exchange differences	(27,725,000)	(27,800,000)	19,823,000
Positive	(849,000)	73,053,000	88,242,000
Negative	(26,876,000)	(100,853,000)	(68,419,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	441,000	1,605,000	(525,000)
Total			9,000
Gain (loss) from the sale of property, plants and equipment			9,000
Income from continuing operations, before taxes	(272,556,000)	(55,064,000)	(22,292,000)
Income tax expenses, continuing operations	35,310,000	(29,281,000)	27,989,000
INCOME AFTER TAX FROM CONTINUING OPERATIONS	(237,246,000)	(84,345,000)	5,697,000
Income after tax from discontinued operations			170,263,000
NET INCOME	(237,246,000)	(84,345,000)	175,960,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(125,144,000)	(9,284,000)	(143,796,000)
Net cash flows from (used in) investing activities	(1,943,473,000)	(470,334,000)	262,699,000
Net cash flows from (used in) financing activities	$ 2,364,681,000	$ (621,142,000)	$ 1,151,000